Capital Structure - Summary of Authorized and Issued Share Capital (Phantom) (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019	Aug. 13, 2019	Dec. 31, 2016	May 02, 2013
Class of Stock [Line Items]
Ordinary shares, par value	$ 0.0015144558	$ 0.01
Non-voting shares, par value	0.0015144558
Preference shares, par value	0.0015144558	0.0015144558
Redemption price per share	25	25
5.950% Preference Shares (AHL PRC)
Class of Stock [Line Items]
Preference shares, par value	0.0015144558	0.0015144558
Redemption price per share	$ 25	$ 25			$ 25
Preference shares, rate	5.95%	5.95%
5.625% Preference Shares (AHL PRD)
Class of Stock [Line Items]
Preference shares, par value	$ 0.0015144558	$ 0.0015144558
Redemption price per share	$ 25	$ 25		$ 25
Preference shares, rate	5.625%	5.625%
5.625% Preference Shares, rep by Dep Shares (AHL PRE)
Class of Stock [Line Items]
Preference shares, par value	$ 0	$ 0.0015144558
Redemption price per share	$ 0	$ 25	$ 25
Preference shares, rate	0.00%	5.625%
Depositary share interest of 1/1000th in each 5.625%	0.00%